RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
a.The parent Company, controlling shareholders and subsidiaries:

Dekel Development Holding S.a.r.l. (formerly Dekel Development Holding, S.A.), and its parent company, Kibbutz Holding S.à.r.l. (Kibbutz), together held 19.87% of the issued ordinary shares of Selina Hospitality PLC as of December 31, 2022 (34.66% as of December 31, 2021). As of December 31, 2022, Kibbutz was controlled by Rafael Museri (31.38%) and Daniel Rudasevski (31.38%), the two co-founders of the Company and its CEO and Chief Growth Officer, respectively. Mr. Museri and Mr.
Rudasevski are directors of Kibbutz and control its Board of Directors. Messrs Museri and Rudasevski sit on the Company's Board of Directors, which as of December 31, 2022, was comprised of seven directors, including five independent directors in addition to Mr Museri and Mr Rudasevski.

In addition, Messrs. Museri and Rudasevski each have a 25% interest in and serve as directors of Kibbutz General Partner S.a.r.l., the general partner of the Selina Growth Fund S.C.Sp., which held a 7.84% ownership interest as of December, 31 2022, and they may receive dividends in connection with such shareholding.
As for subsidiaries, see Note 29 to the financial statements.
The following provides a summary of each main arrangement with related parties as of December 31, 2022

Lease and similar arrangements
Subsidiaries of Selina lease certain hotel properties and corporate office space from various entities in which either Dekel and/or Messrs. Mr. Museri and Mr. Rudasevski have or have had an ownership interest (see Notes 27 (b) and 27 (c) for amounts of lease liabilities and interest charged on these liabilities).

Family Arrangements

Various subsidiaries of Selina previously had entered into finder agreements with the Founders’ relatives or companies affiliated with them, pursuant to which the finders were paid, or are to be paid, fees based on a percentage of annual rent for assisting the group in locating sites for leasing by Selina and converting the sites into Selina branded properties, as well as some of their relatives hold Selina Hospitality PLC ordinary shares as of December 31, 2022 and phantom shares pursuant to the Phantom Equity Incentive Plan as described in Note 28.
Shareholder Loans

Each of the following entities (each a “Related Lender”) is considered a related party to Selina Hospitality PLC and its subsidiaries. Selina and/or its subsidiaries had entered into certain debt arrangements with the Related Lenders as described below:

•166 2nd LLC (“166”)
•Bet on America LLC
•CIBanco, S.A. Institución de Banca Múltiple (“CIBanco”)
•Dekel
•Gomez Cayman SPV Limited (“Gomez Cayman”)
•Kibbutz
•Selina Growth Fund S.C.Sp. (“SGF”)
Convertible note instrument (CLN 2022)
As described in Note 21, in connection with the completion of the Business Combination (BCA), on October 27, 2022 (the "Issue Date"), the Company issued the Convertible Notes in the aggregate principal of $147.5 million for an aggregate purchase price of $118.0 million.

Each of the following Related Lenders holds one or more convertible notes issued pursuant to the Convertible Loan Note Instrument (CLN 2022) for the aggregate nominal amounts set forth opposite such Related Party Noteholder’s name below.

Name of noteholder	Amount of principal and accrued interest as of December 31, 2022
Gomez Cayman SPV Limited and its related entity, Cibanco, S.A. Institución de Banca Múltiple (“Cibanco”)	$17,889
Kibbutz Holding S.a.r.l.	$14,857
Guines	$8,914
Ridgeview Holdings LLC	$283
Cobalt Partners, LP	$3,537

Convertible note instrument (CLN 2020)

In March 2020, the Group’s Parent Company (“Selina”) and its subsidiary Selina
Operation One (1), S.A. (“Selina One”) entered into the Convertible Loan Note
Instrument with certain noteholders, including those set forth in the table below (the
“Related Party Noteholders”) for the issuance of the Notes. In July 2021, Selina, Selina
One and certain of the required noteholders agreed to increase the aggregate principal amount issuable under the Convertible Note Instrument from $90 million to $125 million. In October 27, 2022, the CLN 2020 either converted into equity pursuant to the BCA (see Note 14) or rolled over into the CLN 2022 (see Note 21).

Each of the following Related Party Noteholder held one or more convertible notes issued pursuant to the Convertible Loan Note Instrument (CLN 2020); 166 2nd LLC, Gomez Cayman SPV Limited and its related entity, Cibanco, S.A. Institución de Banca Múltiple, Dekel, Kibbutz, Stanhouse Capital Inc.and Selina Growth Fund S.C.Sp. (Messrs. Museri and Rudasevski are directors of Selina Growth Fund S.C.Sp. (“SGF”) and are directors of and own 50% of the equity interests in the general partner of the SGF).

Mexico note
In April 20, 2020, Selina Hospitality Operations Mexico, S.A. de C.V., as the borrower (“Selina Mexico”), Selina and Selina One entered into a Convertible Loan Note Instrument (CLN 2020) constituting US$5,000,000 principal amount 10% fixed rate guaranteed secured convertible redeemable loan notes due 2023 (the “Mexico Note Instrument”). Cibanco is the only noteholder under this instrument. In October 27, 2022, the Mexico note (CLN 2020) rolled over into the CLN 2022 (see Note 21).

Term loan

As described in Note 20, in January 2018, Selina, as the borrower, entered into a Term Loan Agreement (as amended from time to time, the “Term Loan Agreement”), together with Selina Hospitality Operations Mexico, S.A. de C.V., Selina One, the lenders thereunder, including Cibanco, S.A. Institución de Banca Múltiple, Gomez Cayman SPV Limited and 166 2nd LLC, as well as the security agent, GLAS Trust Corporation Limited. The loan is comprised of two different tranches and the term for each tranche is 60 months from the funding of each tranche. In October 27, 2022, the Term Loan converted into equity pursuant to the BCA (see Note 14).

Stanhouse loan

Stanhouse Capital Inc. (“Stanhouse") advanced $1,000 thousand to Selina Operation Chelsea, LLC (“Selina Chelsea”), a subsidiary of Selina, pursuant to a promissory note, dated October 29, 2019. The promissory note’s principal amount of $1,000 thousand bears interest at a yearly rate of 10% per annum. This loan was fully repaid in November 2022.

Term Loan Note
On April 14, 2022, Selina Management Company UK Ltd, a subsidiary of Selina ("SMC UK"), and Guines LLC (“Guines”), which held $6.3 million principal amount of notes under the Convertible Loan Note Instrument, entered into an unsecured Term Loan Note and Guaranty agreement (“New Term Loan”) pursuant to which SMC UK borrowed $5.0 million from Guines. The New Term Loan was guaranteed by certain subsidiaries of Selina and contained customary representations, warranties and covenants. The facility was repaid by SMC UK in June 2022, subject to payment of an additional interest charge of $1.0 million, which was paid to Guines upon Closing.

Founder loans

Pursuant to a founder’s agreement, dated November 11, 2013 and subsequently amended, certain shareholder lenders made loans to Selina, including $333 thousand from Stanhouse, $850 thousand from Dekel and $550 thousand from other shareholders. The total outstanding principal and interest due under the loans was
$2,261 thousand as of December 31, 2021, and the loans bear interest at a rate of 5% per annum until repaid. This loan was fully repaid in October 2022.

Kibbutz loan
Pursuant to that certain loan agreement dated December 30, 2020, Selina Management
Panama, S.A. received a loan of $300,000 from Kibbutz at an 8% interest rate (the
“Kibbutz Loan”). Such loan was fully repaid in January 2022.

Joint venture arrangements
Pursuant to a joint venture agreement dated May 1, 2017, as amended, 166 2nd LLC, which is considered to be a related party of the Company, contributed $4.05 million to Selina Bogota Real Estate, S.A.S. (“Bogota RE”), in exchange for the issuance of certain preferred shares in Bogota RE that entitle the holder of such shares to dividends that provide a 7% internal rate of return on the outstanding amount of the investment from time to time. Bogota RE used the capital, in addition to contributions from Selina, to acquire/lease and renovate the hotel currently operating as the Selina Bogota and related real estate.

b.Balances with related parties:

	Key management personnel and shareholder	Other related parties
	(In thousands of US$)
December 31, 2022:
Receivables:
Trade receivables	—	20
Payables:
Convertible note	10,345	—
Warrants	75	—
Lease liability	16,585	—
December 31 2021:
Receivables:
Trade receivables	—	327
Payables:
Accounts payable	—	3,472
Loan payable	37,737	324
Convertible note	60,819	24,876
Derivative financial liabilities	44,525	21,728
Warrants	6,926	10,098
Lease liability	22,455	—
c.Transactions with related parties:

	Key management personnel and shareholder	Other related parties
	(In thousands of US$)
Year ended December 31, 2022
Finance Costs	39,061	18,015
Finance Income	(19,172)	—
Gain on lease termination (Note 12)	—	1,487

Year ended December 31, 2021
Finance Costs	58,281	10,430

Year ended December 31, 2020
Finance Costs	1,617	—

On September 23, 2022, Selina Operation Bola de Oro S.A. terminated a related party lease and recognized the difference between the remaining lease liability and right-of-use asset as Finance Income (see Notes 6 and 12). In 2021, Selina Operation Santa Teresa S.A. sold leasehold improvements and hotel assets to the Group's 30% owned associate, Selina Santa Teresa S.A., for $100 thousand. The carrying value of these assets was $1,187 thousand, resulting in a loss on sales of assets of $1,087 thousand, recognized in the Group's Consolidated Statement of Profit or Loss within Other non-operating expense, net.
There were no other transactions with directors and key management personnel during the years ended December 31, 2022 and December 31, 2021.
d.Compensation and benefits to interested parties and key management personnel:
The key management personnel are the directors of the Company. The remuneration that they have received during the year is set out below in aggregate for each of the specified in IAS 24 Related Party Disclosures.
Year ended December 31, 2022:

Interested parties (including directors) employed by the Company
(In thousands of US$)
Wages and salaries	3,338
Social security costs	636
Share-based payment benefits	2,160
Total	6,134
Year ended December 31, 2021:

Interested parties (including directors) employed by the Company
(In thousands of US$)
Wages and salaries	806
Social security costs	106
Share-based payment benefits	401
Total	1,313
Year ended December 31, 2020:

Interested parties (including directors) employed by the Company
(In thousands of US$)
Wages and salaries	766
Social security costs	95
Share-based payment benefits	526
Total	1,387